(212) 318-6052

christophertafone@paulhastings.com

September 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Officeof Filings, Information & Consumer Services

RE:	ComstockFunds, Inc. (the “Company”) File Nos. 033-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 40 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2015 (Accession # 0001193125-15-305848).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 318-6052.

Very truly yours,

/s/ Christopher J. Tafone
Christopher J. Tafone
Paul Hastings LLP

cc:	B. Alpert
A. Mullady
A. Mango
H. Robichaud
A. Lonergan